Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              www.drinkerbiddle.com


May 11, 2009

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      Turner Funds
                  (1933 Act Registration No. 333-00641)
                  (1940 Act Registration No. 811-07527)
                  -------------------------------------

Ladies and Gentlemen:

         On behalf of the Turner Funds (the "Registrant"), and pursuant to Rule 497(j)(1) and (2) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that the form of Prospectus and Statement of Additional Information dated May 7, 2009, which would have been filed under paragraph (c) of Rule 497 under the 1933 Act, would not have differed from that contained in the Registrant's Post-Effective Amendment No. 61 to the Trust's Registration Statement on Form N-1A under the 1933 Act, filed electronically with the Securities and Exchange Commission on May 5, 2009.

         Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2959.

                                                          Very truly yours,

                                                          /s/ Joshua B. Deringer
                                                          ----------------------
                                                          Joshua B. Deringer


cc:  Michael P. Malloy